Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitment And Contingencies [Abstract]
Schedule of commitments and contingencies

2020	$3,043
2021	1,243
2022	1,243
2023	195
2024	195

$5,919